Shareholder Report	6 Months Ended
Dec. 31, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Covington Trust
Entity Central Index Key	0000945908
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Fidelity Metaverse ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Metaverse ETF
Class Name	Fidelity® Metaverse ETF
Trading Symbol	FMET
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Metaverse ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Metaverse ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 48,622,082
Holdings Count | shares	53
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$48,622,082
Number of Holdings	53
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 53.0 Communication Services 39.5 Real Estate 7.3 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 77.8 China 7.1 Korea (South) 6.2 France 2.7 Japan 2.2 Israel 1.3 Taiwan 0.7 Hong Kong 0.6 Germany 0.6 Others 0.8 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 77.8 China - 7.1 Korea (South) - 6.2 France - 2.7 Japan - 2.2 Israel - 1.3 Taiwan - 0.7 Hong Kong - 0.6 Germany - 0.6 Others - 0.8
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Adobe Inc 4.9 NVIDIA Corp 4.7 Microsoft Corp 4.6 Meta Platforms Inc Class A 4.6 Advanced Micro Devices Inc 4.6 Alphabet Inc Class A 4.5 QUALCOMM Inc 4.5 Apple Inc 4.4 Equinix Inc 4.1 Digital Realty Trust Inc 3.2 44.1
Fidelity Electric Vehicles and Future Transportation ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Electric Vehicles and Future Transportation ETF
Class Name	Fidelity® Electric Vehicles and Future Transportation ETF
Trading Symbol	FDRV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Electric Vehicles and Future Transportation ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Electric Vehicles and Future Transportation ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 28,787,410
Holdings Count | shares	53
Investment Company Portfolio Turnover	48.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$28,787,410
Number of Holdings	53
Portfolio Turnover	48%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Consumer Discretionary 48.2 Information Technology 28.4 Industrials 19.6 Materials 3.5 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 39.1 China 28.5 Japan 8.0 Germany 4.8 Netherlands 4.4 Korea (South) 3.9 Sweden 3.0 France 1.9 Israel 1.8 Others 4.6 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 39.1 China - 28.5 Japan - 8.0 Germany - 4.8 Netherlands - 4.4 Korea (South) - 3.9 Sweden - 3.0 France - 1.9 Israel - 1.8 Others - 4.6
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Contemporary Amperex Technology Co Ltd H Shares 4.9 Infineon Technologies AG 4.8 Tesla Inc 4.7 Renesas Electronics Corp 4.6 BYD Co Ltd H Shares 4.5 NXP Semiconductors NV 4.4 Uber Technologies Inc 4.2 Rivian Automotive Inc Class A 4.1 Aptiv PLC 4.1 XPeng Inc A Shares 3.9 44.2
Fidelity Crypto Industry and Digital Payments ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Crypto Industry and Digital Payments ETF
Class Name	Fidelity® Crypto Industry and Digital Payments ETF
Trading Symbol	FDIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Crypto Industry and Digital Payments ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Crypto Industry and Digital Payments ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 257,400,817
Holdings Count | shares	62
Investment Company Portfolio Turnover	72.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$257,400,817
Number of Holdings	62
Portfolio Turnover	72%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 51.3 Information Technology 46.6 Communication Services 1.1 Industrials 0.8 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 66.9 Canada 7.5 Australia 5.5 Japan 4.7 Brazil 2.9 China 2.2 Netherlands 2.0 Grand Cayman (UK Overseas Ter) 1.9 United Kingdom 1.5 Others 4.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 66.9 Canada - 7.5 Australia - 5.5 Japan - 4.7 Brazil - 2.9 China - 2.2 Netherlands - 2.0 Grand Cayman (UK Overseas Ter) - 1.9 United Kingdom - 1.5 Others - 4.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Coinbase Global Inc Class A 5.6 Circle Internet Group Inc Class A 4.8 IREN Ltd 4.2 BitMine Immersion Technologies Inc 3.7 Block Inc Class A 3.6 Applied Digital Corp 3.5 Cipher Mining Inc 2.9 Terawulf Inc 2.8 Hut 8 Corp (United States) 2.8 Riot Platforms Inc 2.7 36.6
Fidelity Cloud Computing ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Cloud Computing ETF
Class Name	Fidelity® Cloud Computing ETF
Trading Symbol	FCLD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Cloud Computing ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Cloud Computing ETF	$ 20	0.38%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%
Net Assets	$ 89,244,967
Holdings Count | shares	53
Investment Company Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$89,244,967
Number of Holdings	53
Portfolio Turnover	42%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 89.7 Real Estate 7.0 Consumer Discretionary 2.0 Communication Services 1.1 Common Stocks 99.8 Short-Term Investments and Net Other Assets (Liabilities) 0.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.2 United States 93.4 China 2.1 Taiwan 2.0 Israel 1.6 Germany 0.9 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 93.4 China - 2.1 Taiwan - 2.0 Israel - 1.6 Germany - 0.9
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Salesforce Inc 4.8 Microsoft Corp 4.5 Servicenow Inc 4.1 Equinix Inc 3.9 Snowflake Inc 3.6 Western Digital Corp 3.6 Seagate Technology Holdings PLC 3.5 Digital Realty Trust Inc 3.1 Workday Inc Class A 3.1 Sandisk Corp/DE 2.9 37.1
Fidelity Clean Energy ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Clean Energy ETF
Class Name	Fidelity® Clean Energy ETF
Trading Symbol	FRNW
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Clean Energy ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Clean Energy ETF	$ 22	0.38%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.38%
Net Assets	$ 39,553,956
Holdings Count | shares	52
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$39,553,956
Number of Holdings	52
Portfolio Turnover	46%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Utilities 45.0 Industrials 37.1 Information Technology 17.6 Common Stocks 99.7 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.7 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 United States 35.2 China 14.8 Denmark 8.8 Spain 8.2 Canada 7.6 Germany 3.6 Portugal 3.5 New Zealand 3.3 Israel 2.7 Others 12.3 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 35.2 China - 14.8 Denmark - 8.8 Spain - 8.2 Canada - 7.6 Germany - 3.6 Portugal - 3.5 New Zealand - 3.3 Israel - 2.7 Others - 12.3
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) GE Vernova Inc 4.7 Vestas Wind Systems A/S 4.6 First Solar Inc 4.4 EDP SA 3.5 Nextpower Inc Class A 3.3 Bloom Energy Corp Class A 3.1 Enlight Renewable Energy Ltd 2.7 Orsted AS 2.7 Ormat Technologies Inc 2.6 Acciona SA 2.5 34.1
Fidelity Enhanced Large Cap Value ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Value ETF
Class Name	Fidelity® Enhanced Large Cap Value ETF
Trading Symbol	FELV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Value ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Value ETF	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 2,540,997,582
Holdings Count | shares	321
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$2,540,997,582
Number of Holdings	321
Portfolio Turnover	79%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 23.0 Industrials 14.5 Information Technology 12.3 Health Care 10.9 Communication Services 9.2 Consumer Discretionary 8.1 Consumer Staples 5.2 Energy 5.0 Utilities 3.4 Materials 3.4 Real Estate 3.4 Common Stocks 98.4 Short-Term Investments and Net Other Assets (Liabilities) 1.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Short-Term Investments and Net Other Assets (Liabilities) - 1.6 United States 99.7 United Kingdom 0.2 Netherlands 0.1 Puerto Rico 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.7 United Kingdom - 0.2 Netherlands - 0.1 Puerto Rico - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Berkshire Hathaway Inc Class B 3.7 JPMorgan Chase & Co 2.9 Amazon.com Inc 2.5 Alphabet Inc Class A 2.2 Alphabet Inc Class C 1.8 Exxon Mobil Corp 1.6 Walmart Inc 1.4 Bank of America Corp 1.4 Salesforce Inc 1.2 Johnson & Johnson 1.1 19.8
Fidelity Enhanced International ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced International ETF
Class Name	Fidelity® Enhanced International ETF
Trading Symbol	FENI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced International ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced International ETF	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 5,939,368,858
Holdings Count | shares	323
Investment Company Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$5,939,368,858
Number of Holdings	323
Portfolio Turnover	79%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Financials 26.0 Industrials 20.8 Consumer Discretionary 10.3 Health Care 9.3 Information Technology 8.8 Consumer Staples 6.5 Materials 5.1 Utilities 4.4 Communication Services 3.6 Energy 3.3 Real Estate 0.8 Common Stocks 98.4 Preferred Stocks 0.5 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.4 Preferred Stocks - 0.5 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 Japan 22.2 United States 11.3 United Kingdom 10.9 Germany 10.5 France 9.1 Australia 5.6 Spain 5.1 Netherlands 4.7 Switzerland 3.6 Others 17.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 22.2 United States - 11.3 United Kingdom - 10.9 Germany - 10.5 France - 9.1 Australia - 5.6 Spain - 5.1 Netherlands - 4.7 Switzerland - 3.6 Others - 17.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) ASML Holding NV 2.6 Novartis AG 1.8 Nestle SA 1.7 Toyota Motor Corp 1.6 Siemens AG 1.5 HSBC Holdings PLC 1.4 UBS Group AG 1.3 Sony Group Corp 1.3 Iberdrola SA 1.2 Hitachi Ltd 1.2 15.6
Fidelity Enhanced Large Cap Core ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Core ETF
Class Name	Fidelity® Enhanced Large Cap Core ETF
Trading Symbol	FELC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Core ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Core ETF	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 6,162,424,629
Holdings Count | shares	177
Investment Company Portfolio Turnover	89.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$6,162,424,629
Number of Holdings	177
Portfolio Turnover	89%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 35.0 Financials 15.2 Communication Services 11.9 Consumer Discretionary 10.4 Industrials 9.8 Health Care 8.8 Consumer Staples 2.7 Energy 2.6 Real Estate 1.6 Utilities 0.8 Materials 0.6 Common Stocks 99.4 Short-Term Investments and Net Other Assets (Liabilities) 0.6 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.4 Short-Term Investments and Net Other Assets (Liabilities) - 0.6 United States 99.8 Mexico 0.1 United Kingdom 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.8 Mexico - 0.1 United Kingdom - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 8.0 Apple Inc 7.0 Microsoft Corp 5.9 Amazon.com Inc 4.3 Broadcom Inc 3.3 Meta Platforms Inc Class A 2.9 Alphabet Inc Class C 2.6 Alphabet Inc Class A 2.4 Berkshire Hathaway Inc Class B 2.1 Eli Lilly & Co 2.0 40.5
Fidelity Enhanced Large Cap Growth ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Large Cap Growth ETF
Class Name	Fidelity® Enhanced Large Cap Growth ETF
Trading Symbol	FELG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Large Cap Growth ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Large Cap Growth ETF	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 4,731,140,374
Holdings Count | shares	110
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,731,140,374
Number of Holdings	110
Portfolio Turnover	69%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 50.3 Communication Services 14.0 Consumer Discretionary 11.2 Health Care 9.2 Industrials 7.8 Financials 5.2 Consumer Staples 0.7 Real Estate 0.2 Materials 0.1 Energy 0.1 Common Stocks 98.8 Short-Term Investments and Net Other Assets (Liabilities) 1.2 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.8 Short-Term Investments and Net Other Assets (Liabilities) - 1.2 United States 99.9 United Kingdom 0.1 Switzerland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.9 United Kingdom - 0.1 Switzerland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 12.7 Apple Inc 11.5 Microsoft Corp 10.2 Broadcom Inc 5.3 Amazon.com Inc 3.9 Meta Platforms Inc Class A 3.9 Alphabet Inc Class A 3.5 Eli Lilly & Co 3.3 Alphabet Inc Class C 3.3 Tesla Inc 3.3 60.9
Fidelity Enhanced Small Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Small Cap ETF
Class Name	Fidelity® Enhanced Small Cap ETF
Trading Symbol	FESM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Small Cap ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Small Cap ETF	$ 15	0.28%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%
Net Assets	$ 3,360,243,752
Holdings Count | shares	602
Investment Company Portfolio Turnover	41.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$3,360,243,752
Number of Holdings	602
Portfolio Turnover	41%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 18.2 Financials 16.7 Health Care 16.6 Information Technology 16.5 Consumer Discretionary 9.3 Real Estate 5.4 Materials 5.2 Energy 4.8 Communication Services 2.5 Utilities 2.3 Consumer Staples 1.1 Common Stocks 98.6 Short-Term Investments and Net Other Assets (Liabilities) 1.4 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.4 United States 97.5 Thailand 1.0 Canada 0.5 Ireland 0.3 Switzerland 0.2 Singapore 0.2 Monaco 0.1 United Kingdom 0.1 Panama 0.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 97.5 Thailand - 1.0 Canada - 0.5 Ireland - 0.3 Switzerland - 0.2 Singapore - 0.2 Monaco - 0.1 United Kingdom - 0.1 Panama - 0.1
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Hecla Mining Co 1.1 Fabrinet 1.0 Guardant Health Inc 1.0 Coeur Mining Inc 0.9 Credo Technology Group Holding Ltd 0.9 Bloom Energy Corp Class A 0.9 Abercrombie & Fitch Co Class A 0.9 Commercial Metals Co 0.8 EnerSys 0.7 CareTrust REIT Inc 0.7 8.9
Fidelity Enhanced Mid Cap ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Mid Cap ETF
Class Name	Fidelity® Enhanced Mid Cap ETF
Trading Symbol	FMDE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Mid Cap ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Mid Cap ETF	$ 12	0.23%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.23%
Net Assets	$ 4,638,624,208
Holdings Count | shares	347
Investment Company Portfolio Turnover	60.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$4,638,624,208
Number of Holdings	347
Portfolio Turnover	60%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Industrials 20.3 Financials 16.0 Information Technology 14.1 Consumer Discretionary 12.8 Health Care 8.4 Real Estate 7.3 Energy 4.9 Communication Services 4.3 Materials 4.2 Utilities 4.0 Consumer Staples 2.6 Common Stocks 98.9 Short-Term Investments and Net Other Assets (Liabilities) 1.1 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Short-Term Investments and Net Other Assets (Liabilities) - 1.1 United States 98.2 United Kingdom 0.6 Korea (South) 0.5 Mexico 0.4 Australia 0.2 Puerto Rico 0.1 Brazil 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 98.2 United Kingdom - 0.6 Korea (South) - 0.5 Mexico - 0.4 Australia - 0.2 Puerto Rico - 0.1 Brazil - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Howmet Aerospace Inc 1.3 Bank of New York Mellon Corp/The 1.2 Western Digital Corp 1.0 Ford Motor Co 1.0 Electronic Arts Inc 1.0 Kinder Morgan Inc 1.0 AMETEK Inc 1.0 Allstate Corp/The 0.9 Cardinal Health Inc 0.9 Corteva Inc 0.9 10.2
Fidelity Enhanced U.S. All-Cap Equity ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced U.S. All-Cap Equity ETF
Class Name	Fidelity® Enhanced U.S. All-Cap Equity ETF
Trading Symbol	FEAC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced U.S. All-Cap Equity ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced U.S. All-Cap Equity ETF	$ 10	0.18%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.18%
Net Assets	$ 7,972,992
Holdings Count | shares	426
Investment Company Portfolio Turnover	86.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$7,972,992
Number of Holdings	426
Portfolio Turnover	86%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 33.7 Financials 11.6 Health Care 11.6 Industrials 11.3 Consumer Discretionary 10.4 Communication Services 9.0 Energy 3.6 Materials 2.9 Consumer Staples 2.5 Real Estate 2.0 Utilities 0.5 Common Stocks 99.1 Short-Term Investments and Net Other Assets (Liabilities) 0.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 99.1 Short-Term Investments and Net Other Assets (Liabilities) - 0.9 United States 99.5 United Kingdom 0.2 Mexico 0.1 Monaco 0.1 Singapore 0.1 Puerto Rico 0.0 Canada 0.0 Ireland 0.0 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 99.5 United Kingdom - 0.2 Mexico - 0.1 Monaco - 0.1 Singapore - 0.1 Puerto Rico - 0.0 Canada - 0.0 Ireland - 0.0
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) NVIDIA Corp 7.3 Apple Inc 5.3 Microsoft Corp 4.7 Broadcom Inc 3.0 Alphabet Inc Class A 2.8 Amazon.com Inc 2.7 Tesla Inc 2.6 Eli Lilly & Co 1.8 Alphabet Inc Class C 1.5 Meta Platforms Inc Class A 1.5 33.2
Fidelity Enhanced Emerging Markets ETF
Shareholder Report [Line Items]
Fund Name	Fidelity® Enhanced Emerging Markets ETF
Class Name	Fidelity® Enhanced Emerging Markets ETF
Trading Symbol	FEMR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Enhanced Emerging Markets ETF for the period July 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-FIDELITY or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-FIDELITY
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Enhanced Emerging Markets ETF	$ 21	0.38%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.38%
Net Assets	$ 48,562,477
Holdings Count | shares	146
Investment Company Portfolio Turnover	130.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2025)
KEY FACTS
Fund Size	$48,562,477
Number of Holdings	146
Portfolio Turnover	130%

Holdings [Text Block]	MARKET SECTORS (% of Fund's net assets) Information Technology 29.5 Financials 19.5 Materials 10.6 Consumer Discretionary 8.6 Communication Services 8.3 Industrials 8.2 Energy 6.9 Health Care 2.3 Utilities 2.3 Consumer Staples 2.0 Real Estate 1.5 Common Stocks 98.9 Preferred Stocks 0.8 Short-Term Investments and Net Other Assets (Liabilities) 0.3 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 98.9 Preferred Stocks - 0.8 Short-Term Investments and Net Other Assets (Liabilities) - 0.3 China 29.0 Taiwan 22.6 Korea (South) 16.3 India 12.2 Brazil 4.1 South Africa 2.5 Saudi Arabia 2.2 United Arab Emirates 2.0 Poland 1.7 Others 7.4 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) China - 29.0 Taiwan - 22.6 Korea (South) - 16.3 India - 12.2 Brazil - 4.1 South Africa - 2.5 Saudi Arabia - 2.2 United Arab Emirates - 2.0 Poland - 1.7 Others - 7.4
Largest Holdings [Text Block]	TOP HOLDINGS(% of Fund's net assets) Taiwan Semiconductor Manufacturing Co Ltd 12.4 Tencent Holdings Ltd 4.5 Samsung Electronics Co Ltd 4.3 SK Hynix Inc 3.3 Alibaba Group Holding Ltd 2.5 Reliance Industries Ltd 1.7 HDFC Bank Ltd ADR 1.6 Hon Hai Precision Industry Co Ltd 1.6 MediaTek Inc 1.3 Delta Electronics Inc 1.3 34.5